Financial Risk Management - Schedule of Reconciliation of Net Debt Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Risk Management [Line Items]
Net debt as at the beginning of the period	$ 42,107	$ 138,640
Recognized on adoption of IFRS 16		(2,707)
Net debt after adoption of IFRS 16		135,933
Cash flows	(35,595)	(93,077)
Interest expense	(2,681)	(487)
Foreign exchange adjustments	216	(263)
Net debt as at the end of the period	4,048	42,107
Borrowings [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as at the beginning of the period	(25,104)	0
Recognized on adoption of IFRS 16		0
Net debt after adoption of IFRS 16		0
Cash flows	2,206	(24,736)
Interest expense	(2,589)	(368)
Foreign exchange adjustments	0	0
Net debt as at the end of the period	(25,487)	(25,104)
Lease Liabilities [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as at the beginning of the period	(2,159)	0
Recognized on adoption of IFRS 16		(2,707)
Net debt after adoption of IFRS 16		(2,707)
Cash flows	722	690
Interest expense	(92)	(119)
Foreign exchange adjustments	(119)	(23)
Net debt as at the end of the period	(1,648)	(2,159)
Liabilities from Financing Activities [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as at the beginning of the period	(27,263)	0
Recognized on adoption of IFRS 16		(2,707)
Net debt after adoption of IFRS 16		(2,707)
Cash flows	2,928	(24,046)
Interest expense	(2,681)	(487)
Foreign exchange adjustments	(119)	(23)
Net debt as at the end of the period	(27,135)	(27,263)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as at the beginning of the period	69,370	138,640
Recognized on adoption of IFRS 16		0
Net debt after adoption of IFRS 16		138,640
Cash flows	(38,522)	(69,030)
Interest expense	0	0
Foreign exchange adjustments	335	(240)
Net debt as at the end of the period	$ 31,183	$ 69,370